Subsequent Events (Details) - Subsequent Event [Member] - USD ($)		1 Months Ended
	Nov. 12, 2021	Nov. 22, 2021
Subsequent Events (Details) [Line Items]
Additional purchase shares	650,602
Common stock shares	650,602
Sale of shares	4,987,951
Common stock warrants	4,987,951
Total gross proceeds (in Dollars)	$ 20,699,996.65
Received net proceeds (in Dollars)	$ 18,747,317
Replacing the previous (in Dollars)		$ 7,000,000
Bears interest prime rate percentage		0.50%